UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	February 28, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsHigh Yield Municipal Bond Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Municipal bonds 97.6%					$184,979,103
(Cost $171,898,809)
Alabama 1.2%					2,223,680
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,223,680
Arizona 3.6%					6,734,045
Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375		02-01-41	2,500,000	2,377,275
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,245,100
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,111,670
California 6.5%					12,358,514
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300		07-01-40	1,000,000	1,017,220
California Statewide Communities Development Authority Adventist Health System	5.000		03-01-35	1,250,000	1,400,975
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.732 (Z	)	01-01-18	2,950,000	2,931,710
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	1,000,000	1,139,560
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	1,405,000	1,415,552
Orange County Community Facilities District Esencia Villagers, Series A	5.000		08-15-41	1,000,000	1,065,150
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500		09-01-45	1,545,000	1,628,832
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,759,515
Colorado 3.9%					7,395,015
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000		12-01-45	2,000,000	2,134,240
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	3,050,675
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,210,100
Connecticut 1.3%					2,378,990
Hamden Facility Revenue Whitney Center Project, Series A	7.625		01-01-30	915,000	943,850
Hamden Facility Revenue Whitney Center Project, Series A	7.750		01-01-43	1,400,000	1,435,140
Delaware 0.6%					1,084,750
Centerline Equity Issuer Trust Series A (S)	6.000		10-31-52	1,000,000	1,084,750
District of Columbia 2.0%					3,826,290
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (D)	6.500		10-01-41	3,000,000	3,826,290
Florida 6.1%					11,500,468
City of Pensacola Airport Revenue, AMT	6.000		10-01-28	2,000,000	2,130,520
Florida Development Finance Corp. Tuscan Isle Champions Gate Project, Series A (S)	6.375		06-01-46	2,150,000	2,099,626

2SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Tuscan Isle Obligated Group, Series A (S)	7.000		06-01-45	2,000,000	$2,025,920
Heritage Harbor North Community Development District	6.375		05-01-38	1,190,000	1,194,379
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500		10-01-47	1,000,000	1,030,580
Miami World Center Community Development District	5.125		11-01-39	250,000	246,520
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500		06-01-49	1,000,000	1,183,270
Village Community Development District No. 8	6.375		05-01-38	690,000	717,793
Village Community Development District No. 8 Phase II	6.125		05-01-39	785,000	871,860
Georgia 1.0%					1,956,992
Marietta Development Authority Life University Project	7.000		06-15-30	1,500,000	1,543,935
Municipal Electric Authority of Georgia Series D	5.500		01-01-26	390,000	413,057
Guam 1.2%					2,307,760
Guam Government Series A, GO	7.000		11-15-39	2,000,000	2,307,760
Hawaii 0.6%					1,207,260
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000		11-15-44	1,000,000	1,207,260
Illinois 8.1%					15,258,143
Chicago Board of Education Series A, GO	7.000		12-01-44	1,000,000	949,490
Chicago Board of Education Series B, GO	6.500		12-01-46	1,000,000	918,470
Chicago Board of Education Series C, GO	5.250		12-01-39	1,000,000	804,910
Chicago Board of Education Series G, GO (P)	4.640		03-01-32	1,000,000	999,970
Chicago Midway International Airport Series A, AMT	5.000		01-01-41	1,500,000	1,590,765
Chicago O'Hare International Airport Customer Facility Charge	5.750		01-01-43	2,000,000	2,248,140
City of Chicago Series 2005D-REMK, GO	5.500		01-01-40	1,250,000	1,224,438
City of Chicago Series A	6.000		01-01-38	1,000,000	1,029,860
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	993,650
County of Cook Series A, GO	5.000		11-15-31	500,000	550,465
Illinois Finance Authority Wesleyan University	5.000		09-01-46	1,000,000	1,069,460
Illinois Sports Facilities Authority State Tax Supported (D)	5.250		06-15-32	750,000	813,225
State of Illinois, GO	5.000		04-01-27	2,000,000	2,065,300
Indiana 1.2%					2,330,255
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000		11-15-39	1,250,000	1,346,225
Town of Chesterton StoryPoint Chesterton Project, Series A (S)	6.125		01-15-34	1,000,000	984,030

SEE NOTES TO FUND'S INVESTMENTS3

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Iowa 0.6%					$1,064,040
Altoona Urban Renewal Tax Increment Revenue Annual Appropriation	6.000		06-01-34	1,000,000	1,064,040
Kentucky 1.7%					3,264,530
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500		03-01-45	2,000,000	2,180,540
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250		06-01-39	1,000,000	1,083,990
Louisiana 1.7%					3,287,240
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500		11-01-35	2,000,000	2,282,240
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125		06-01-37	1,000,000	1,005,000
Maryland 1.6%					3,094,490
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250		07-01-44	1,000,000	988,900
Baltimore County East Baltimore Research Park, Series A	7.000		09-01-38	1,000,000	1,030,170
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000		07-01-40	1,000,000	1,075,420
Massachusetts 0.6%					1,046,430
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	1,000,000	1,046,430
Michigan 0.6%					1,035,565
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000		07-01-44	500,000	524,055
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	500,000	511,510
Minnesota 3.2%					6,060,392
City of Anoka Homestead at Anoka, Inc. Project	4.750		11-01-35	500,000	487,870
City of Anoka Homestead at Anoka, Inc. Project	5.000		11-01-46	1,000,000	977,240
City of Anoka Homestead at Anoka, Inc. Project	5.500		11-01-46	500,000	522,555
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000		10-01-27	1,000,000	1,030,560
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000		08-01-42	1,000,000	1,022,570
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125		12-01-44	1,000,000	1,006,920
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250		12-01-49	1,000,000	1,012,677
Mississippi 0.3%					627,988
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875		04-01-22	625,000	627,988
Missouri 1.0%					1,921,922
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250		05-15-42	1,000,000	1,032,450
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625		07-01-34	800,000	889,472

4SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Nevada 0.5%					$1,028,730
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750		06-15-28	1,000,000	1,028,730
New Hampshire 0.3%					561,565
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875		07-01-41	500,000	561,565
New Jersey 4.8%					9,123,770
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-44	1,000,000	988,410
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250		09-15-29	1,000,000	1,053,590
New Jersey Economic Development Authority Series WW	5.000		06-15-37	1,000,000	1,001,270
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,000,000	1,014,700
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500		12-01-32	1,000,000	1,141,940
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000		06-15-45	2,000,000	1,999,860
Tobacco Settlement Financing Corp. of New Jersey Series 1A	5.000		06-01-41	2,000,000	1,924,000
New York 12.3%					23,377,905
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	2,500,000	2,867,900
Brooklyn Arena Local Development Corp. Barclays Center Project, Series A	5.000		07-15-42	2,000,000	2,182,300
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875		04-01-42	2,350,000	2,456,220
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,100,950
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	2,000,000	2,387,020
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	3,850,000	4,023,289
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-45	1,000,000	1,060,290
New York Transportation Development Corp. American Airlines, Inc., AMT	5.000		08-01-31	2,000,000	2,081,960
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	200,000	204,936
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	4,460,000	5,013,040
North Carolina 0.6%					1,104,650
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750		01-01-24	1,000,000	1,104,650
Ohio 4.6%					8,639,488
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125		06-01-24	2,865,000	2,705,591
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875		06-01-30	2,500,000	2,406,250
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project, AMT	5.375		09-15-27	2,510,000	2,516,827
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000		12-01-35	1,000,000	1,010,820

SEE NOTES TO FUND'S INVESTMENTS5

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Pennsylvania 3.1%					$5,941,782
Allegheny County Industrial Development Authority Environmental Improvements	6.875		05-01-30	1,000,000	982,070
City of Scranton, GO	5.000		11-15-32	2,600,000	2,644,694
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,250,788
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250		01-01-32	1,000,000	1,064,230
Rhode Island 0.5%					962,780
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	1,000,000	962,780
Tennessee 2.2%					4,221,568
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000		02-01-25	3,720,000	4,221,568
Texas 15.5%					29,440,837
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-40	1,000,000	1,020,540
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-45	1,000,000	1,017,810
Central Texas Regional Mobility Authority SR Lien	6.250		01-01-46	1,000,000	1,180,760
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625		07-15-38	1,000,000	1,102,140
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000		07-01-29	3,000,000	3,151,260
Dallas/Fort Worth International Airport Series A, AMT	5.000		11-01-38	1,000,000	1,059,400
Fort Bend County Industrial Development Corp. NRG Energy, Inc., Series B	4.750		11-01-42	1,500,000	1,510,740
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500		04-01-53	1,000,000	1,103,230
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000		04-01-28	2,100,000	2,103,465
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare, Series B	7.250		12-01-35	1,000,000	1,109,100
Love Field Airport Modernization Corp. Southwest Airlines Company Project	5.250		11-01-40	1,575,000	1,702,449
Mission Economic Development Corp. Natgasoline Project, Series A, AMT (S)	5.750		10-01-31	1,000,000	1,048,390
Mission Economic Development Corp. Natgasoline Project, Series B, AMT (S)	5.750		10-01-31	1,000,000	1,048,390
North Texas Tollway Authority Highway Revenue Tolls, Prerefunded, Series A	6.250		01-01-39	2,440,000	2,671,727
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250		01-01-39	560,000	605,248
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375		11-15-44	2,000,000	2,271,900
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250		12-15-26	2,000,000	2,367,000
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000		12-31-55	1,000,000	1,046,690
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000		12-31-38	1,000,000	1,136,010
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000		11-01-30	200,000	226,388

6SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Texas (continued)
Travis County Health Facilities Development Corp. Westminster Manor Project, Prerefunded	7.000		11-01-30	800,000	$958,200
Virginia 2.7%					5,129,801
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,700,000	1,811,061
Tobacco Settlement Financing Corp. Series B1	5.000		06-01-47	1,240,000	1,147,620
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750		07-01-38	2,000,000	2,171,120
Washington 0.3%					499,570
Washington State Housing Finance Commission Heron's Key, Series A (S)	7.000		07-01-45	500,000	499,570
Wisconsin 1.6%					2,981,898
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,048,080
Public Finance Authority Rose Villa Project, Series A	6.000		11-15-49	1,000,000	1,062,040
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625		09-15-39	750,000	871,778
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.8%					$3,345,000
(Cost $3,345,000)
U.S. Government Agency 1.3%					2,343,000
Federal Home Loan Bank Discount Note	0.350		03-01-17	2,343,000	2,343,000
				Par value^	Value
Repurchase agreement 0.5%					$1,002,000
Barclays Tri-Party Repurchase Agreement dated 2-28-17 at 0.520% to be repurchased at $1,002,014 on 3-1-17, collateralized by $1,021,500 U.S. Treasury Notes, 0.615% due 4-30-17 (valued at $1,022,103, including interest)				1,002,000	1,002,000
Total investments (Cost $175,243,809)† 99.4%					$188,324,103
Other assets and liabilities, net 0.6%					$1,184,747
Total net assets 100.0%					$189,508,850

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $172,245,314. Net unrealized appreciation aggregated to $16,078,789, of which $17,139,693 related to appreciated investment securities and $1,060,904 to depreciated investment securities.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.0
Assured Guaranty Municipal Corp.	0.4
TOTAL	2.4

SEE NOTES TO FUND'S INVESTMENTS7

High Yield Municipal Bond Fund

The fund had the following sector composition as a percentage of net assets on 2-28-17:

General obligation bonds	7.5%
Revenue bonds	90.1%
Health Care	19.7%
Development	19.4%
Other Revenue	14.5%
Airport	9.5%
Transportation	8.8%
Tobacco	5.6%
Facilities	3.9%
Pollution	3.3%
Education	3.2%
Water & Sewer	1.4%
Utilities	0.8%
Short-term investments and other	2.4%
TOTAL	100.0%

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q3	02/17
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		4/17

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsTax-Free Bond Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Municipal bonds 98.4%					$561,357,004
(Cost $522,040,448)
Alabama 0.4%					2,223,680
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,223,680
Alaska 0.6%					3,636,866
Alaska Municipal Bond Bank Authority Series 4, AMT (D)	5.000		12-01-34	2,165,000	2,373,208
Alaska Municipal Bond Bank Authority Series 4, AMT (D)	5.000		12-01-35	1,160,000	1,263,658
Arizona 2.5%					14,504,860
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,192,500
Industrial Development Authority of the City of Phoenix Lease Revenue	5.375		02-01-41	1,000,000	950,910
Maricopa County Industrial Development Authority Banner Health Obligated Group, Series A	5.000		01-01-35	3,000,000	3,403,890
Maricopa County Industrial Development Authority Banner Health Obligated Group, Series A	5.000		01-01-38	5,000,000	5,637,400
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,110,830
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D)	5.500		07-01-28	1,000,000	1,209,330
California 13.2%					75,525,832
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,208,760
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,072,820
California State Public Works Board Lease Revenue, Series B	5.000		10-01-39	1,000,000	1,124,740
City of Los Angeles Department of Airports Series C	5.000		05-15-38	1,000,000	1,131,380
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000		11-01-45	1,500,000	1,656,450
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.058 (Z	)	01-01-19	30,000,000	29,416,200
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,418,680
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	2,035,000	2,050,283
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	1,000,000	1,353,890
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,459,350
River Islands Public Financing Authority Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,108,520
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,811,275
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	1,370,000	1,397,208
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,382,680
San Diego Unified School District Series I, GO	4.133 (Z	)	07-01-39	1,250,000	499,250

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.277 (Z	)	01-01-20	2,000,000	$1,928,240
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000		01-15-44	4,500,000	4,823,415
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,114,173
State of California, GO	5.000		02-01-38	5,375,000	5,970,228
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,194,850
University of California Series I	5.000		05-15-40	3,000,000	3,403,440
Colorado 3.9%					22,165,603
City & County of Denver Series A	5.000		08-01-44	3,000,000	3,410,160
City & County of Denver Airport Revenue Series A	5.250		11-15-36	5,250,000	5,773,425
City of Colorado Springs Utilities System Revenue Series C	5.250		11-15-42	1,040,000	1,103,398
Denver Convention Center Hotel Authority Senior	5.000		12-01-40	2,500,000	2,729,775
Park Creek Metropolitan District Senior Limited Property Tax	5.000		12-01-45	2,500,000	2,667,800
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	4,270,945
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,210,100
Connecticut 0.5%					3,040,860
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,040,860
District of Columbia 3.2%					18,208,813
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500		05-15-33	4,880,000	5,576,278
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.172 (Z	)	10-01-33	6,565,000	3,299,700
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.313 (Z	)	10-01-35	6,470,000	2,918,099
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.382 (Z	)	10-01-36	7,250,000	3,091,183
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (D)	6.500		10-01-41	1,750,000	2,232,003
Metropolitan Washington DC Airports Authority Series A, AMT	5.000		10-01-44	1,000,000	1,091,550
Florida 3.4%					19,503,060
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000		12-01-44	2,000,000	2,123,920
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000		10-01-44	1,250,000	1,360,113
JEA Electric System Revenue Series Three, D-2	5.000		10-01-38	7,000,000	7,606,690
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000		11-15-44	500,000	524,750
Miami Beach Redevelopment Agency City Center (D)	5.000		02-01-44	2,500,000	2,754,625

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Florida (continued)
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000		08-01-41	2,000,000	$2,112,240
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000		08-01-47	2,500,000	2,628,425
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750		10-01-17	380,000	392,297
Georgia 0.8%					4,718,700
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000		07-01-36	2,000,000	2,114,540
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250		01-01-24	2,000,000	2,604,160
Guam 0.4%					2,258,130
Guam Government Section 30, Series A	5.750		12-01-34	1,000,000	1,121,850
Guam International Airport Authority Series C, AMT (D)	6.125		10-01-43	1,000,000	1,136,280
Illinois 5.6%					31,830,926
Chicago Board of Education	6.000		04-01-46	3,500,000	3,566,080
Chicago Midway International Airport Series B	5.000		01-01-46	5,000,000	5,513,900
Chicago O'Hare International Airport Customer Facility Charge (D)	5.500		01-01-43	2,000,000	2,234,200
Chicago O'Hare International Airport Series A	5.750		01-01-39	3,200,000	3,601,088
Chicago O'Hare International Airport Series D	5.250		01-01-42	3,670,000	4,187,507
City of Chicago Series 2007E-REMK, GO	5.500		01-01-42	1,000,000	978,710
City of Chicago Series A, GO	5.500		01-01-33	1,000,000	993,650
City of Chicago Wastewater Transmission Revenue, Series C	5.000		01-01-39	3,000,000	3,185,550
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,656,540
Lake County Community Consolidated School District No. 24, GO (D)	2.949 (Z	)	01-01-22	2,440,000	2,115,431
State of Illinois, GO (D)	4.000		02-01-31	1,000,000	995,750
State of Illinois, GO	4.000		06-01-35	2,000,000	1,723,360
State of Illinois, GO (D)	5.500		07-01-38	1,000,000	1,079,160
Indiana 0.6%					3,285,810
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,285,810
Iowa 0.2%					966,120
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375		06-01-38	1,000,000	966,120
Kentucky 0.2%					1,045,440
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,045,440
Louisiana 1.3%					7,517,095
City of Shreveport Water & Sewer Revenue	5.000		12-01-40	1,000,000	1,101,160
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,570,650

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500		11-01-35	1,500,000	$1,711,905
New Orleans Aviation Board Series B, AMT	5.000		01-01-45	2,000,000	2,133,380
Massachusetts 14.1%					80,510,973
Boston Housing Authority Capital Funding Program (D)	5.000		04-01-28	2,000,000	2,080,600
Commonwealth of Massachusetts Public Improvements, GO (D)	5.500		11-01-17	1,000,000	1,032,740
Commonwealth of Massachusetts Series C, GO (D)	5.500		12-01-24	8,000,000	9,943,520
Commonwealth of Massachusetts Series E, GO (D)	5.000		11-01-25	1,000,000	1,213,390
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250		07-01-35	1,310,000	1,651,032
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250		07-01-33	2,500,000	3,140,850
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000		10-01-40	1,000,000	1,084,240
Massachusetts Development Finance Agency Carleton Willard Village	5.625		12-01-30	850,000	916,598
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (S)	5.250		11-01-42	1,000,000	1,004,070
Massachusetts Development Finance Agency Draper Laboratory	5.875		09-01-30	2,000,000	2,146,940
Massachusetts Development Finance Agency Emerson College, Series A	5.000		01-01-40	2,000,000	2,081,480
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	2,500,000	2,616,075
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000		10-15-40	2,500,000	2,831,100
Massachusetts Development Finance Agency Northeastern University, Series A	5.000		03-01-39	1,000,000	1,099,680
Massachusetts Development Finance Agency Olin College, Series E	5.000		11-01-38	1,000,000	1,117,560
Massachusetts Development Finance Agency Orchard Cove	5.250		10-01-26	1,000,000	1,004,930
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000		07-01-47	4,500,000	4,924,215
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000		07-01-46	1,500,000	1,599,015
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000		07-01-18	520,000	521,971
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	5.750		07-01-39	1,000,000	1,076,530
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	6.250		07-01-30	1,000,000	1,099,020
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	1,053,910
Massachusetts Port Authority Boston Fuel Project, AMT (D)	5.000		07-01-32	1,770,000	1,787,381
Massachusetts Port Authority ConRAC Project, Series A	5.125		07-01-41	1,500,000	1,622,445
Massachusetts Port Authority Series B	5.000		07-01-32	2,000,000	2,266,720

SEE NOTES TO FUND'S INVESTMENTS5

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts State College Building Authority College & University Revenue, Series A	5.500		05-01-49	1,000,000	$1,095,810
Massachusetts State College Building Authority College & University Revenue, Series B (D)	1.501 (Z	)	05-01-19	1,000,000	967,750
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,661,840
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.515 (Z	)	01-01-20	1,000,000	957,610
Massachusetts Water Pollution Abatement Trust 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,373
Massachusetts Water Pollution Abatement Trust Miscellaneous Revenue, Series 9	5.250		08-01-18	60,000	60,247
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,084,160
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	6,575,000	7,393,522
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,143,475
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000		07-01-41	2,000,000	2,220,560
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250		07-01-36	3,475,000	3,904,614
Michigan 3.2%					18,266,039
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,135,010
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000		07-01-35	7,000,000	7,626,290
Michigan Finance Authority Henry Ford Health System	4.000		11-15-46	3,000,000	2,908,440
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	272,225
Michigan Finance Authority Local Government Loan Program	5.000		07-01-44	3,000,000	3,192,990
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	1,500,000	1,534,530
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000		05-15-38	1,460,000	1,596,554
Minnesota 0.3%					1,429,826
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125		12-01-44	1,420,000	1,429,826
Nebraska 2.7%					15,574,866
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250		12-01-20	4,970,000	5,578,726
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000		02-01-36	4,000,000	4,422,440
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000		02-01-49	5,000,000	5,573,700
New Jersey 2.7%					15,624,812
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-39	2,520,000	2,513,171
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,500,000	1,522,050
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000		01-01-35	4,250,000	4,601,603

6SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000		06-15-30	1,500,000	$1,586,865
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000		06-15-45	3,250,000	3,249,773
Tobacco Settlement Financing Corp. Series 1A	4.500		06-01-23	2,125,000	2,151,350
New York 19.4%					110,839,124
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250		07-15-40	1,000,000	1,143,630
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	1,000,000	1,147,160
City of New York Refunded, Series E-1, GO	6.250		10-15-28	480,000	521,746
City of New York Series D-1, GO	5.000		10-01-36	1,000,000	1,124,540
City of New York Series E-1, GO	6.250		10-15-28	20,000	21,682
Hudson Yards Infrastructure Corp. Series A	5.750		02-15-47	4,500,000	5,113,980
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,614,810
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,106,390
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250		09-01-29	2,000,000	2,386,440
Metropolitan Transportation Authority Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,092,790
Monroe County Industrial Development Corp. University of Rochester, Series A	5.000		07-01-41	1,000,000	1,105,920
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	770,000	1,060,595
New York City Municipal Water Finance Authority Water Revenue, Series D	1.539 (Z	)	06-15-20	2,000,000	1,900,480
New York City Municipal Water Finance Authority Water Revenue, Series EE	5.250		06-15-40	3,000,000	3,262,890
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,081,520
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000		06-15-39	6,000,000	6,489,120
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	5,095,440
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,205,650
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,218,370
New York Liberty Development Corp. 1 World Trade Center Project	5.000		12-15-41	8,500,000	9,434,405
New York Liberty Development Corp. 4 World Trade Center Project	5.000		11-15-31	5,000,000	5,571,500
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,110,320
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,100,950
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	3,580,530

SEE NOTES TO FUND'S INVESTMENTS7

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
New York (continued)
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	2,500,000	$2,612,525
New York Local Government Assistance Corp. Sales Tax Revenue, Series C	5.500		04-01-17	590,000	592,626
New York State Dormitory Authority Fordham University	5.000		07-01-44	1,350,000	1,486,472
New York State Dormitory Authority General Purpose, Series E	5.000		02-15-35	1,000,000	1,094,080
New York State Dormitory Authority Income Tax Revenue, Series A	5.000		02-15-39	2,500,000	2,671,100
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,086,490
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-40	1,000,000	1,063,170
New York State Dormitory Authority Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,106,750
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000		03-15-43	1,000,000	1,115,700
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000		07-01-35	5,000,000	5,593,100
New York State Dormitory Authority State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	3,201,240
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000		06-15-34	1,000,000	1,078,920
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000		07-01-46	2,500,000	2,624,125
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250		01-01-50	2,500,000	2,655,300
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (S)	5.250		11-01-42	500,000	503,195
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.479 (Z	)	07-01-29	5,330,000	3,080,100
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750		10-01-19	4,500,000	4,611,060
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,126,790
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,545,860
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-36	1,000,000	1,140,050
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000		09-01-39	1,000,000	1,132,130
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,229,269
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	2.149 (Z	)	04-01-22	2,230,000	1,998,214
Ohio 1.3%					7,151,795
American Municipal Power, Inc. Greenup Hydroelectric Project, Series A	5.000		02-15-46	500,000	550,000
County of Hamilton Refunding and Improvement Life Enriching Community	5.000		01-01-46	500,000	511,810
County of Hamilton Refunding and Improvement Life Enriching Community	5.000		01-01-51	500,000	508,185
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000		11-15-49	5,000,000	5,581,800

8SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Oklahoma 0.8%					$4,407,080
Grand River Dam Authority Series A	5.250		06-01-40	4,000,000	4,407,080
Pennsylvania 0.9%					5,302,487
City of Philadelphia Series A, GO	5.000		07-15-38	2,000,000	2,187,073
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,250,788
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000		12-01-44	1,630,000	1,778,575
The School District of Philadelphia Prerefunded 2014, Series E, GO	6.000		09-01-38	5,000	5,378
The School District of Philadelphia Prerefunded 2015, Series E, GO	6.000		09-01-38	5,000	5,378
The School District of Philadelphia Prerefunded 2015-2, Series E, GO	6.000		09-01-38	5,000	5,378
The School District of Philadelphia Prerefunded 2015-3, Series E, GO	6.000		09-01-38	5,000	5,378
The School District of Philadelphia Prerefunded, Series E, GO	6.000		09-01-38	60,000	64,539
Rhode Island 0.4%					2,233,650
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	2,320,000	2,233,650
Tennessee 0.4%					2,243,520
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000		07-01-46	2,050,000	2,243,520
Texas 12.6%					71,790,170
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000		12-01-40	2,000,000	2,041,080
Central Texas Regional Mobility Authority Series A	5.000		01-01-40	500,000	540,295
Central Texas Regional Mobility Authority Series A	5.000		01-01-45	500,000	538,820
Central Texas Turnpike System Series C	5.000		08-15-42	2,000,000	2,165,480
City of Austin Electric Utility Revenue (D)	5.000		11-15-37	5,000,000	5,502,000
City of Dallas Waterworks & Sewer System Revenue	5.000		10-01-35	2,685,000	2,977,531
City of Dallas Waterworks & Sewer System Revenue	5.000		10-01-36	4,455,000	5,007,732
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000		10-01-35	2,315,000	2,613,704
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000		10-01-36	545,000	629,846
City Public Service Board of San Antonio Electric & Gas Revenue	5.000		02-01-48	5,000,000	5,556,250
City Public Service Board of San Antonio Electric & Gas Revenue, Series A	5.000		02-01-34	4,330,000	4,650,420
Dallas/Fort Worth International Airport Series D	5.250		11-01-32	5,000,000	5,760,650
Dallas/Fort Worth International Airport Series D, AMT	5.000		11-01-38	2,500,000	2,680,375
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000		04-01-53	4,000,000	4,518,520

SEE NOTES TO FUND'S INVESTMENTS9

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Texas (continued)
Lower Colorado River Authority Electric, Power & Light Revenues	5.000		05-15-40	5,000,000	$5,430,450
Lower Colorado River Authority Prerefunded to 5-15-19	5.625		05-15-39	15,000	32,954
Lower Colorado River Authority Transmission Contract Revenue	5.625		05-15-39	3,805,000	4,099,964
Lower Colorado River Authority Transmission Services Corp.	5.000		05-15-46	1,150,000	1,280,008
Lower Colorado River Authority Transmission Services Corp., Series A	5.000		05-15-41	2,500,000	2,691,300
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000		11-01-36	1,250,000	1,135,413
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	5.000		11-01-40	1,000,000	1,026,960
North Texas Tollway Authority Highway Revenue Tolls, Series A	5.000		01-01-39	700,000	780,353
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	3,250,000	3,543,865
Texas Municipal Power Agency Transmission Revenue	5.000		09-01-40	6,000,000	6,586,200
Utah 0.4%					2,223,460
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000		07-01-42	2,000,000	2,223,460
Virgin Islands 0.1%					377,285
Virgin Islands Public Finance Authority Series A-1	5.000		10-01-39	500,000	377,285
Virginia 0.2%					1,065,330
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,000,000	1,065,330
Washington 0.1%					504,482
Energy Northwest Columbia Generating Station	5.000		07-01-40	450,000	504,482
Wisconsin 1.4%					8,117,660
Public Finance Authority Rose Villa Project, Series A	5.000		11-15-24	1,000,000	1,037,660
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,048,080
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000		11-15-46	6,000,000	6,031,920
Wyoming 0.6%					3,262,650
Campbell County Solid Waste Facilities Revenue Basin Electric Power Company, Series A	5.750		07-15-39	3,000,000	3,262,650
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%					$4,153,000
(Cost $4,153,000)
U.S. Government Agency 0.5%					2,909,000
Federal Home Loan Bank Discount Note	0.350		03-01-17	2,909,000	2,909,000

10SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Par value^	Value
Repurchase agreement 0.2%		$1,244,000
Barclays Tri-Party Repurchase Agreement dated 2-28-17 at 0.520% to be repurchased at $1,244,018 on 3-1-17, collateralized by $1,131,200 U.S. Treasury Notes, 0.615% due 4-30-17 (valued at $1,131,868, including interest)	1,244,000	1,244,000
Total investments (Cost $526,193,448)† 99.1%		$565,510,004
Other assets and liabilities, net 0.9%		$5,047,912
Total net assets 100.0%		$570,557,916

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $522,824,996. Net unrealized appreciation aggregated to $42,685,008, of which $46,582,244 related to appreciated investment securities and $3,897,236 related to depreciated investment securities.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	3.8
Ambac Financial Group, Inc.	2.8
National Public Finance Guarantee Corp.	2.8
Assured Guaranty Corp.	2.6
XL Capital Assurance, Inc.	0.2
TOTAL	12.2

The fund had the following sector composition as a percentage of net assets on 2-28-17:

General obligation bonds	5.3%
Revenue bonds	93.1%
Transportation	18.2%
Other revenue	15.8%
Utilities	12.9%
Health care	11.7%
Airport	8.9%
Water & sewer	8.4%
Education	5.6%
Development	5.3%
Tobacco	2.5%
Facilities	1.8%
Pollution	1.6%
Housing	0.4%
Short-term investments and other	1.6%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q3	02/17
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		4/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:

/s/ Andrew Arnott

_________________________

Andrew Arnott

President

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_________________________

Andrew Arnott

President

Date: April 19, 2017

By:

/s/ Charles A. Rizzo

_________________________

Charles A. Rizzo

Chief Financial Officer

Date: April 19, 2017